Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)		Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss	Total
Equity Balance, Starting at Dec. 31, 2018		$ 170,000	$ 241,082,137	$ (391,979)	$ 240,860,158
Shares Outstanding, Starting at Dec. 31, 2018		170,000
Comprehensive Income (Loss):
Net Income (Loss)		$ 0	8,365,250	0
Other Comprehensive Income (Loss)		0	0	8,845,465	8,845,465
Total Comprehensive Income (Loss)		0	0	0	17,210,715
Cash Distributions Paid		$ 0	(842,082)	0	(842,082)
Shares Outstanding, Ending at Jun. 30, 2019		170,000
Equity Balance, Ending at Jun. 30, 2019		$ 170,000	248,605,305	8,453,486	257,228,791
Equity Balance, Starting at Mar. 31, 2019		$ 170,000	245,468,095	5,507,203	251,145,298
Shares Outstanding, Starting at Mar. 31, 2019		170,000
Comprehensive Income (Loss):
Net Income (Loss)		$ 0	3,860,959	0
Other Comprehensive Income (Loss)		0	0	2,946,283	2,946,283
Total Comprehensive Income (Loss)		0	0	0	6,807,242
Cash Distributions Paid		$ 0	(723,749)	0	(723,749)
Shares Outstanding, Ending at Jun. 30, 2019		170,000
Equity Balance, Ending at Jun. 30, 2019		$ 170,000	248,605,305	8,453,486	257,228,791
Equity Balance, Starting at Dec. 31, 2019		$ 170,000	251,711,270	9,614,846	261,496,116
Shares Outstanding, Starting at Dec. 31, 2019		170,000
Comprehensive Income (Loss):
Net Income (Loss)		$ 0	6,754,947	0
Other Comprehensive Income (Loss)		0	0	2,316,388	2,316,388
Total Comprehensive Income (Loss)		0	(2,158,161)	0	(2,158,161)
Cash Distributions Paid		0	(100,000)	0	(100,000)
Cumulative Change in Accounting Principal	[1]	$ 0	0	0	9,071,335
Shares Outstanding, Ending at Jun. 30, 2020		170,000
Equity Balance, Ending at Jun. 30, 2020		$ 170,000	256,208,056	11,931,234	268,309,290
Equity Balance, Starting at Mar. 31, 2020		$ 170,000	251,342,630	10,092,124	261,604,754
Shares Outstanding, Starting at Mar. 31, 2020		170,000
Comprehensive Income (Loss):
Net Income (Loss)		$ 0	4,865,426	0
Other Comprehensive Income (Loss)		0	0	1,839,110	1,839,110
Total Comprehensive Income (Loss)		0	0	0	6,704,536
Cash Distributions Paid		$ 0	0	0	0
Shares Outstanding, Ending at Jun. 30, 2020		170,000
Equity Balance, Ending at Jun. 30, 2020		$ 170,000	$ 256,208,056	$ 11,931,234	$ 268,309,290

[1]	See Note 1.